UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory LLC
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     April 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $163,647 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      147    12098 SH       SOLE                    12098        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     5045   264160 SH       SOLE                   264160        0        0
HONEYWELL INTL INC             COM              438516106      233     3093 SH       SOLE                     3093        0        0
INDEXIQ ETF TR                 IQ REAL RTN ETF  45409B602    10144   383687 SH       SOLE                   383687        0        0
ISHARES GOLD TRUST             ISHARES          464285105      854    55055 SH       SOLE                    55055        0        0
ISHARES INC                    MSCI THAI CAPPED 464286624     1359    14923 SH       SOLE                    14923        0        0
ISHARES INC                    MSCI SINGAPORE   464286673     3495   171512 SH       SOLE                   171512        0        0
ISHARES INC                    MSCI TURKEY FD   464286715     1222    17168 SH       SOLE                    17168        0        0
ISHARES INC                    MSCI SPAIN CAPP  464286764     2230    78826 SH       SOLE                    78826        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     1296    86638 SH       SOLE                    86638        0        0
ISHARES INC                    MSCI HONG KONG   464286871     2414   121712 SH       SOLE                   121712        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226     2903    26219 SH       SOLE                    26219        0        0
ISHARES TR                     NASDQ BIO INDX   464287556      438     2743 SH       SOLE                     2743        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2311    20981 SH       SOLE                    20981        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    18026   170803 SH       SOLE                   170803        0        0
ISHARES TR                     DJ PHARMA INDX   464288836      413     4306 SH       SOLE                     4306        0        0
ISHARES TR                     MSCI NEW ZEAL CP 464289123     2530    67888 SH       SOLE                    67888        0        0
ISHARES TR                     PHILL INVSTMRK   46429B408     1599    38871 SH       SOLE                    38871        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     4876    89860 SH       SOLE                    89860        0        0
PIMCO ETF TR                   BROAD US TIPS    72201R403     1572    25836 SH       SOLE                    25836        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775     4816    43872 SH       SOLE                    43872        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    12379   228746 SH       SOLE                   228746        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    15629   262067 SH       SOLE                   262067        0        0
RYDEX ETF TRUST                GUG RUSS MCP EQL 78355W577      706    17820 SH       SOLE                    17820        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     7202   189751 SH       SOLE                   189751        0        0
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508     1583    50159 SH       SOLE                    50159        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1581    36896 SH       SOLE                    36896        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1582    61924 SH       SOLE                    61924        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     4560   163814 SH       SOLE                   163814        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     1518    46522 SH       SOLE                    46522        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1312    22622 SH       SOLE                    22622        0        0
SPDR INDEX SHS FDS             INTL HLTH ETF    78463X681     2604    65694 SH       SOLE                    65694        0        0
SPDR INDEX SHS FDS             CONSM SPLS ETF   78463X723     2569    65942 SH       SOLE                    65942        0        0
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417     3512    85451 SH       SOLE                    85451        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    24704  1014568 SH       SOLE                  1014568        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3620    58314 SH       SOLE                    58314        0        0
SPDR SERIES TRUST              S&P BK ETF       78464A797      442    16447 SH       SOLE                    16447        0        0
SPDR SERIES TRUST              S&P 600 SML CAP  78464A813     5081    60648 SH       SOLE                    60648        0        0
SPDR SERIES TRUST              DJ MID CAP ETF   78464A847     5140    68476 SH       SOLE                    68476        0        0